PARTNERSHIP CAPITAL	12 Months Ended
Dec. 31, 2025
Equity [abstract]
PARTNERSHIP CAPITAL	PARTNERSHIP CAPITAL
As at December 31, 2025, our partnership’s capital structure was comprised of three classes of partnership units: limited partnership units, preferred units and general partnership units. Limited partnership units entitle the holder to their proportionate share of distributions. Preferred units entitle the holder to cumulative preferential cash distributions in accordance with their terms. General partnership units entitle the holder to the right to govern the financial and operating policies of our partnership. The Holding LP’s capital structure is composed of four classes of partnership units: special general partner units, Holding LP Class A preferred units, managing general partner units and redeemable partnership units held by Brookfield.
In its capacity as the holder of the Special General Partner Units of the Holding LP, the special general partner is entitled to incentive distribution rights which are based on the amount by which quarterly distributions on the Holding LP’s units (other than Holding LP Class A Preferred Units) exceed specified target levels. To the extent distributions on the Holding LP’s units (other than Holding LP Class A Preferred Units) exceed $0.1218 per quarter, the incentive distribution rights entitle the special general partner to 15% of incremental distributions above this threshold. To the extent that distributions on the Holding LP’s units (other than Holding LP Class A Preferred Units) exceed $0.1320 per unit, the incentive distribution rights entitle the special general partner to 25% of incremental distributions above this threshold. During the year, the Holding LP paid incentive distributions of $320 million (2024: $295 million, 2023: $266 million).
The Holding LP has issued 190.3 million Redeemable Partnership Units to Brookfield, which may, at the request of the holder, require the Holding LP to redeem the Redeemable Partnership Units for cash in an amount equal to the market value of our units. This right is subject to our partnership’s right of first refusal which entitles it, at its sole discretion, to elect to acquire any Redeemable Partnership Units so presented to the Holding LP in exchange for one of our partnership’s units (subject to certain customary adjustments). Both the units issued by our partnership and the Redeemable Partnership Units issued by the Holding LP have the same economic attributes in all respects, except for the redemption right described above. The Redeemable Partnership Units participate in earnings and distributions on a per Redeemable Partnership Unit basis equivalent to the per unit participation of the units of our partnership. Our partnership reflects the Redeemable Partnership Units issued to Brookfield by the Holding LP as non-controlling interest—Redeemable Partnership Units held by Brookfield.
In September 2023, Brookfield Investments Corporation, a subsidiary of BN, exercised its redemption right in respect of 3,287,267 Redeemable Partnership Units. Our partnership exercised its right of first refusal in respect of all such Redeemable Partnership Units and issued 3,287,267 units to Brookfield Investments Corporation in full satisfaction of such redemption request. Such exchanged units were subsequently transferred to BWS. BN and BWS have agreed that all decisions to be made by BWS with respect to the voting of the units held by BWS will be made jointly by mutual agreement of the applicable BWS subsidiary and BN.
In November 2025, we announced that we renewed our normal course issuer bid for outstanding units and our Class A Preferred Units. Under the normal course issuer bid, the board of directors of our General Partner authorized us to repurchase up to 5% of the issued and outstanding units, or 23,062,017 units, and up to 10% of the public float of each series of the Class A Preferred Units that were issued and outstanding. Repurchases were authorized to commence on December 2, 2025 and will terminate on December 1, 2026, or earlier should we complete our repurchases prior to such date. All purchases will be effected through the facilities of the TSX, NYSE and/or alternative trading systems, and all units and Class A Preferred Units acquired under the normal course issuer bid will be cancelled. During the year ended December 31, 2025, Brookfield Infrastructure repurchased less than 2 million units for $58 million (2024: nil, 2023: repurchased less than 1 million units for $25 million).
In November 2025, BIPC launched an “at the market” program, whereby it may offer and sell up to $400 million BIPC exchangeable shares directly from treasury (the “BIPC ATM”) until the BIPC ATM expires on February 28, 2027 (or is earlier terminated). Under the BIPC ATM, BIPC exchangeable shares may be sold to the public from time to time at prevailing market prices through the TSX, NYSE or any other marketplace in Canada or the United States where the BIPC exchangeable shares may be traded. Brookfield Infrastructure intends to use the net proceeds from the BIPC ATM, if any, to facilitate repurchases by the partnership of its units under its normal course issuer bid (subject to compliance with applicable securities laws) and for general corporate purposes. During the year-ended December 31, 2025, BIPC issued 833,272 BIPC exchangeable shares under the BIPC ATM, and an equivalent number of units were repurchased by our partnership. The issuances were completed on the TSX and NYSE at average prices of C$63.78 and US$45.86, respectively, per BIPC exchangeable share, for aggregate gross proceeds of $38 million. Net proceeds from the issuance also rounded to $38 million, after deducting agent commission costs of $0.4 million.
(a)Special and Limited Partnership Capital

	Special General Partner Units
MILLIONS, EXCEPT UNIT INFORMATION	2025		2024		2023
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$19	2,400,631	$19	2,400,631	$19	2,400,631
Ending balance	$19	2,400,631	$19	2,400,631	$19	2,400,631

	Limited Partnership Units
MILLIONS, EXCEPT UNIT INFORMATION	2025		2024		2023
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$6,210	461,855,350	$6,196	461,343,972	$6,092	458,380,315
Conversion from RPU to LP	—	—	—	—	100	3,287,267
Unit issuance	11	330,047	11	343,347	12	416,225
Units repurchased and cancelled(1)	(25)	(1,877,183)	—	—	(12)	(908,674)
Conversions	3	180,574	3	168,031	4	168,839
Ending balance	$6,199	460,488,788	$6,210	461,855,350	$6,196	461,343,972
(1)Includes 833,272 units repurchased that were financed with the proceeds of the sales of BIPC exchangeable shares sold under the BIPC ATM.
During the year ended December 31, 2025, Brookfield Infrastructure repurchased less than 2 million units for $58 million (2024: nil, 2023: less than 1 million units for $25 million) and incurred less than $1 million in commission costs (2024: nil, 2023: less than $1 million).
Our partnership has implemented a distribution reinvestment plan (the “Plan”) that allows eligible holders of our units to purchase additional units by reinvesting their cash distributions. Under the Plan, units are acquired at a price per unit calculated by reference to the volume weighted average of the trading price for our units on the New York Stock Exchange for the five trading days immediately preceding the relevant distribution date. During the year ended December 31, 2025, our partnership issued 0.3 million units for proceeds of $11 million (2024: 0.3 million units for proceeds of $11 million, 2023: 0.4 million units for proceeds of $13 million).
The weighted average number of Special General Partner Units outstanding for the year ended December 31, 2025 was 2.4 million (2024: 2.4 million, 2023: 2.4 million). The weighted average number of limited partnership units outstanding for the year ended December 31, 2025 was 460.1 million (2024: 461.6 million, 2023: 459.4 million).
Net income per limited partnership unit was $0.90 for the year ended December 31, 2025 (2024: $0.04, 2023: $0.14). Net income per limited partnership unit is calculated as the total net income attributable to limited partnership units, less preferred partnership distributions, divided by the average number of limited partnership units outstanding during the year ended December 31, 2025.
On January 29, 2026, the partnership declared a quarterly distribution in the amount of $0.455 per unit, payable on March 31, 2026 to unitholders of record as at the close of business on February 27, 2026.
This distribution represents a 6% increase compared to the prior year. The regular quarterly dividends on the partnership preferred units have also been declared.

(b)Non-controlling interest—Redeemable Partnership Units held by Brookfield

MILLIONS, EXCEPT UNIT INFORMATION	2025		2024		2023
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$2,628	190,299,956	$2,628	190,299,956	$2,728	193,587,223
Conversion of RPU to LP	—	—	—	—	(100)	(3,287,267)
Ending balance	$2,628	190,299,956	$2,628	190,299,956	$2,628	190,299,956
In September 2023, Brookfield converted approximately 3 million of its RPUs held with a carrying value of approximately $100 million into an equivalent amount of LP units.
The weighted average number of Redeemable Partnership Units outstanding for the year ended December 31, 2025 was 190.3 million (2024: 190.3 million, 2023: 192.7 million).
(c) Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares

MILLIONS, EXCEPT SHARE INFORMATION	2025		2024		2023
	Carrying Value	Shares(1)	Carrying Value	Shares	Carrying Value	Shares
Opening balance	$2,514	132,051,909	$2,512	131,872,066	$1,757	110,567,671
Share issuance(2)	38	833,272	—	—	—	—
Issued in conjunction with the acquisition of Triton	—	—	—	—	751	21,094,441
Conversions	2	109,775	2	179,843	4	209,954
Ending balance	$2,554	132,994,956	$2,514	132,051,909	$2,512	131,872,066
(1)Includes 119,982,167 (December 31, 2024: 119,039,120) BIPC exchangeable shares and 13,012,789 (December 31, 2024: 13,012,789) class A.2 exchangeable shares.
(2)Includes 833,272 BIPC exchangeable shares issued under the BIPC ATM.
In September 2023, BIPC issued approximately 21 million BIPC exchangeable shares with a fair value on date of issuance of approximately $751 million in connection with the acquisition of our global intermodal logistics operation. Refer to Note 7, Acquisition of Businesses, and Note 1, Organization and Description of the Business, for further details.
As a result of the issuance, equity was reallocated between limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP units, non-controlling interests - BIPC exchangeable LP units, and non-controlling interests - BIPC exchangeable shares to reflect the difference between the ratio in which the unit/shareholders participated in the issuance and their original economic interest in the partnership. The resulting impacts were recognized as ownership changes within the Consolidated Statements of Partnership Capital. Amounts in accumulated other comprehensive income (loss) were also ratably allocated. Refer to Note 29, Accumulated Other Comprehensive Income (Loss), for further details.
During the year ended December 31, 2025, BIPC exchangeable shareholders exchanged less than 0.1 million BIPC exchangeable shares (2024: less than 0.2 million) for $2 million of our units (2024: $2 million)
(d) Non-controlling interest—Exchangeable Units

MILLIONS, EXCEPT UNIT INFORMATION	2025		2024		2023
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$388	5,738,152	$393	6,086,026	$401	6,464,819
Conversions	(4)	(290,349)	(5)	(347,874)	(8)	(378,793)
Ending balance	$384	5,447,803	$388	5,738,152	$393	6,086,026
During the year ended December 31, 2025, Exchange LP unitholders exchanged 0.1 million (2024: 0.1 million, 2023: 0.2 million) Exchange LP Units for $2 million (2024: $2 million, 2023: $4 million) of our units.
During the year ended December 31, 2025, BIPC Exchangeable LP unitholders exchanged 0.2 million (2024: 0.2 million, 2023: 0.2 million ) BIPC exchangeable LP units for $2 million (2024: $3 million, 2023:$4 million) of BIPC exchangeable shares.
(e) Non-controlling interest - Perpetual Subordinated Notes

	Perpetual Subordinated Notes
US$ MILLIONS	2025	2024	2023
Opening balance	$293	$293	$293
Ending balance	$293	$293	$293
On January 21, 2022, BIP Bermuda Holdings I Limited issued 12 million fixed rate perpetual subordinated notes, at $25 per note, with a fixed coupon rate of 5.125% annually. In total, $293 million net proceeds were raised. The notes do not have a fixed maturity date and are not redeemable at the option of the holders, therefore the notes are classified as non-controlling interest. The perpetual subordinated notes also provide Brookfield Infrastructure, at its discretion, the right to defer the interest (in whole or in part) indefinitely.
(f)    Preferred Unitholders’ Capital

MILLIONS, EXCEPT UNIT INFORMATION	2025		2024		2023
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$918	43,901,312	$918	43,901,312	$918	43,901,312
Repurchased and cancelled	(189)	(9,978,527)	—	—	—	—
Ending balance	$729	33,922,785	$918	43,901,312	$918	43,901,312
On June 30, 2025, our partnership redeemed all of its outstanding cumulative class A preferred limited partnership units, Series 1, for $90 million and recognized a gain on redemption of $6 million directly in equity.
On December 31, 2025, our partnership redeemed all of its outstanding cumulative class A preferred limited partnership units, Series 3, for $90 million and recognized a loss on redemption of $2 million directly in equity.